Schedule of other income (Details) - USD ($)	6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Foreign exchange gain	$ 264,158		$ 65,015
Interest income	3		12,002		$ 18,308	$ 4
Gain from disposal of motor vehicle			2,130			26,586
Government grants	18,052		33,511		42,819	76,588
Grant from AEPW1		[1]	40,320	[1]	72,000	116,000
Warehousing and logistic services			36,357		36,357	175,650
Others					335	1,545
Other income	$ 282,213		$ 189,335		$ 169,819	$ 396,373

[1]	The Alliance to End Plastic Waste (“AEPW”) is an industry-founded and funded non-governmental and non-profit organization based in Singapore. Founding members include BASF, Chevron Phillips Chemical, ExxonMobil, Dow Chemical, Mitsubishi Chemical Holdings, Proctor & Gamble and Shell